Commitments and Contingencies - Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Expense [Abstract]
Office and Plane Leases				$ 2,243,971
Less accumulated amortization				(610,764)
Right-of-use asset, net				1,633,207
Office and Plane Leases				1,822,053
Less: current portion				(547,439)
Long term portion				1,274,614
Operating lease cost	$ 67,077	$ 18,519		488,047
Total lease cost	67,077	18,519		488,047
Operating lease payments	$ 64,829	$ 7,289		$ 323,292
Weighted average remaining lease term (in years):		2 years 5 months 1 day		6 years 3 months
Weighted average discount rate:		5.50%		12.50%